Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies
34 Commitments and contingencies
Tax contingencies
The Group has contingent liabilities related to potential tax claims arising in the ordinary course of business.
As of December 31, 2022, there are ongoing tax audits in various countries. Some of these tax inquiries have resulted in re-assessments, whilst others are still at an early stage and no re-assessment has yet been raised. Management is required to make estimates and judgments about the ultimate outcome of these investigations or litigation in determining legal provisions. Final claims or court rulings may differ from management estimates. In addition, Management is required to make estimates and judgements about the ultimate outcome of other tax risks that have not led to an investigation or litigation but that, based on Management’s own assessment, may lead to potential tax claims.
As of December 31, 2022, the Group has accrued for net tax provisions (excluding Uncertainty over Income Tax payables in accordance with IFRIC 23 interpretation) in the amount of USD 33,870 thousand (2021: USD 34,221 thousand) as a result of the assessment of potential exposures due to uncertain tax positions as well as pending and resolved matters with the relevant tax authorities (Note 21). Additionally, as of December 31, 2022 Uncertainty over Income Tax payables in accordance with IFRIC 23 interpretation amounts to USD 12,685 thousand (2021: USD 12,833 thousand)
In addition to the above tax risks, in common with other international groups, the conflict between the Group’s international operating model, the jurisdictional approach of tax authorities and some domestic tax requirements in relation to withholding tax and VAT compliance and recoverability rules, could lead to a further USD 17,564 thousand in additional uncertainty on tax positions. The likelihood of future economic outflows with regard to these potential tax claims is however considered as only possible, but not probable. Accordingly, no provision for a liability has been made in these consolidated financial statements.
The Group may also be subject to other tax claims for which the risk of future economic outflows is currently evaluated to be remote.
Guarantees
The Group has other commitments such as bank guarantees issued. As of December 31, 2022 The Group bank guarantees amount to USD 1,092 thousand (December 31, 2021: USD 1,221 thousand).
Legal Proceedings with shareholders
Since May 2019, several putative class action lawsuits had been filed in the U.S. District Court for the Southern District of New York and the New York County Supreme Court against the company, certain of its management and supervisory board members, the underwriters of its IPO, its U.S. representative and, in New York State court, its auditor. The cases assert claims under federal securities laws based on alleged misstatements and omissions in connection with, and following, the company’s initial public offering. On August 11, 2020, we reached an agreement to fully resolve all of the actions, subject to conditions including court approval. Under this agreement, in which the defendants do not admit any liability or wrongdoing, Jumia made a settlement payment of USD 5 million on January 18, 2021, USD 1 million of which was funded by insurance coverage proceeds received on January 13, 2021. The U.S. District Court for the Southern District of New York and the New York County Supreme Court approved the settlement agreement in March 2021. No shareholders have filed objections to the settlements.
Lease commitments
As disclosed in Note 19, the Group was committed to short term leases which at December 31, 2022 amounts to USD 1,107 thousand (2021: USD 1,044 thousand).
Other commitments
The Group has committed to pay USD 37.5 million to a service supplier over three years. As of December 31, 2022 the Group has paid USD 12.0 million. The Group will pay USD 12.5 million in December 2023 and USD 13.0 million in December 2024.
Others
The Group is involved in several ongoing cases with suppliers and employees. The Group continuously reviews and assesses these claims and records provisions based on management judgments and estimates from consultant at each reporting date.
When assessing the possible outcomes of legal claims and contingencies, the Group takes into consideration the advice of the legal counsel, which are based on the best of their professional judgment and take into consideration the current stage of the proceedings and legal experience accumulated with respect to the various matters. As the results of the claims may ultimately be determined by courts, or otherwise settled, they may be different from such estimates.